Summary of Significant Accounting Policies and Basis of Presentation, Revenue Recognition (FY) (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Apr. 30, 2020	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenue Recognition [Abstract]
Revenue		$ 336,305	$ 297,324	$ 955,003	$ 849,272	$ 1,149,670	$ 943,747	$ 724,743
Revenue recognized							3,700	13,500
Cash received from government stimulus programs	$ 24,000
Advances from government grants	$ 17,200
Outstanding liability						0	3,742
Services for Patient Visits [Member]
Revenue Recognition [Abstract]
Revenue						818,500	683,000	542,000
Other Revenue [Member]
Revenue Recognition [Abstract]
Revenue						11,738	5,505	3,224
Revenue recognized						4,300
HHS Grant Income [Member]
Revenue Recognition [Abstract]
Revenue						0	$ 0	6,841
Revenue recognized						$ 6,800		$ 24,000